Other Gains (Losses) - Net	12 Months Ended
Dec. 31, 2022
Other Gains Losses Net Abstract
Other gains (losses) - net
27.	Other gains (losses) - net

	Year ended	Year ended	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Net currency exchange gains (losses)	$1,079,191	$(105,098)	$(333,462)
Gains on financial assets and liabilities at fair value through profit or loss	405,008	-	-
Loss on disposal of subsidiaries	(69,335)	-	(124,441)
(Loss) gain on disposal of property, plant and equipment	(70,698)	459	(856)
Loss on lease modification	(48,488)	-	-
Impairment losses (Note)	-	-	(1,238,548)
Other losses	(72,793)	(22,386)	(5,072)
	$1,222,885	$(127,025)	$(1,702,379)

Note: The Group recognized impairment losses of $1,238,548 for the year ended December 31, 2020.

Details of such losses are as follows:

Year ended
December 31, 2020
Recognized in profit or loss
Impairment loss – intangible assets	524,783
Impairment loss – property, plant and equipment	381,395
Impairment loss – other current assets	332,370
$1,238,548
The impairment loss reported by operating segments is as follows:
Other segments	$1,238,548

Non-financial assets are purchased, generated, and utilized by the subsidiary of the Company, Gorilla Shanghai, in prior years. In December 2020, management of the Group decided to terminate business operations in Mainland China and considered that the assets of Gorilla Shanghai are no longer recoverable, therefore, the Group recognized impairment losses amounting to $1,238,548 during the year ended December 31, 2020.